SEGMENT INFORMATION - Reconciliation from Net Income Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues	$ 5,578	$ 7,567	$ 11,039	$ 14,024
Net income	361	427	307	691
Add back:
Income tax expense (benefit)	(40)	135	(63)	225
Interest expense of Industrial Activities, net of interest income and eliminations	59	66	118	119
Foreign exchange losses, net	7	11	5	20
Finance and non-service component of Pension and OPEB costs	(26)	(16)	(56)	(31)
Adjustments:
Restructuring expenses	7	28	12	36
Nikola investment fair value adjustment	(1,475)		(1,475)
Goodwill impairment charge	585	0	585	0
Other discrete items	537		544
Adjusted EBIT	15	651	(23)	1,060
Depreciation and amortization	152	163	307	332
Depreciation of assets on operating lease and assets sold with buy-back commitment	131	138	259	282
Adjusted EBITDA	298	952	543	1,674
Benefits modification amortization	$ 30	$ 30	$ 60	$ 60
Amortization period of retirement benefits payable	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Reduction of plan liability	$ 527	$ 527	$ 527	$ 527
Eliminations
Segment Reporting Information [Line Items]
Revenues	(13)	(20)	(34)	(43)
Net income	0	0	0	0
Add back:
Income tax expense (benefit)	0	0	0	0
Interest expense of Industrial Activities, net of interest income and eliminations	0	0	0	0
Foreign exchange losses, net	0	0	0	0
Finance and non-service component of Pension and OPEB costs	0	0	0	0
Adjustments:
Restructuring expenses	0	0	0	0
Nikola investment fair value adjustment	0		0
Goodwill impairment charge	0		0
Other discrete items	0		0
Adjusted EBIT	0	0	0	0
Depreciation and amortization	0	0	0	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	0	0	0	0
Industrial Activities
Segment Reporting Information [Line Items]
Revenues	5,163	7,091	10,171	13,127
Net income	361	427	307	691
Add back:
Income tax expense (benefit)	(60)	104	(113)	158
Adjustments:
Restructuring expenses	7	26	12	34
Goodwill impairment charge	585	0	585	0
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Revenues	5,150	7,068	10,143	13,074
Net income	308	336	174	505
Add back:
Income tax expense (benefit)	(60)	104	(113)	158
Interest expense of Industrial Activities, net of interest income and eliminations	59	66	118	119
Foreign exchange losses, net	7	11	5	20
Finance and non-service component of Pension and OPEB costs	(26)	(16)	(56)	(31)
Adjustments:
Restructuring expenses	7	26	12	34
Nikola investment fair value adjustment	(1,475)		(1,475)
Goodwill impairment charge	585		585
Other discrete items	537		544
Adjusted EBIT	(58)	527	(206)	805
Depreciation and amortization	151	162	306	330
Depreciation of assets on operating lease and assets sold with buy-back commitment	67	79	132	158
Adjusted EBITDA	160	768	232	1,293
Industrial Activities | Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Revenues	(313)	(615)	(760)	(1,189)
Adjustments:
Restructuring expenses	0	1	0	1
Nikola investment fair value adjustment	(1,475)		(1,475)
Goodwill impairment charge	585		585
Other discrete items	0		7
Adjusted EBIT	(50)	(41)	(114)	(91)
Depreciation and amortization	2	0	2	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	(48)	(41)	(112)	(91)
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,541	3,095	4,785	5,585
Adjustments:
Restructuring expenses	5	15	7	18
Nikola investment fair value adjustment	0		0
Goodwill impairment charge	0		0
Other discrete items	176		176
Adjusted EBIT	203	341	227	509
Depreciation and amortization	61	69	125	144
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	0	1	0
Adjusted EBITDA	265	410	353	653
Construction | Operating segments
Segment Reporting Information [Line Items]
Revenues	420	757	842	1,397
Adjustments:
Restructuring expenses	1	4	2	4
Nikola investment fair value adjustment	0		0
Goodwill impairment charge	0		0
Other discrete items	72		72
Adjusted EBIT	(87)	25	(170)	38
Depreciation and amortization	12	15	25	29
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	(75)	40	(145)	67
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Revenues	1,739	2,698	3,760	5,112
Adjustments:
Restructuring expenses	1	6	3	11
Nikola investment fair value adjustment	0		0
Goodwill impairment charge	0		0
Other discrete items	289		289
Adjusted EBIT	(156)	100	(212)	151
Depreciation and amortization	46	47	95	94
Depreciation of assets on operating lease and assets sold with buy-back commitment	66	79	131	158
Adjusted EBITDA	(44)	226	14	403
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Revenues	763	1,133	1,516	2,169
Adjustments:
Restructuring expenses	0	0	0	0
Nikola investment fair value adjustment	0		0
Goodwill impairment charge	0		0
Other discrete items	0		0
Adjusted EBIT	32	102	63	198
Depreciation and amortization	30	31	59	63
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	62	133	122	261
Financial Services
Segment Reporting Information [Line Items]
Revenues	441	519	930	993
Net income	53	91	133	186
Add back:
Income tax expense (benefit)	20	31	50	67
Adjustments:
Restructuring expenses	0	2	0	2
Goodwill impairment charge	0	0	0	0
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Revenues	441	519	930	993
Net income	53	91	133	186
Add back:
Income tax expense (benefit)	20	31	50	67
Interest expense of Industrial Activities, net of interest income and eliminations	0	0	0	0
Foreign exchange losses, net	0	0	0	0
Finance and non-service component of Pension and OPEB costs	0	0	0	0
Adjustments:
Restructuring expenses	0	2	0	2
Nikola investment fair value adjustment	0		0
Goodwill impairment charge	0		0
Other discrete items	0		0
Adjusted EBIT	73	124	183	255
Depreciation and amortization	1	1	1	2
Depreciation of assets on operating lease and assets sold with buy-back commitment	64	59	127	124
Adjusted EBITDA	138	184	311	381
Financial Services | Eliminations
Segment Reporting Information [Line Items]
Revenues	$ (13)	$ (20)	$ (34)	$ (43)